Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Components of Financial Liabilities

The components of financial liabilities as of December 31 were as follows (in millions of dollars):

	2013
	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable Within One Year:

	Effective
VEBA Trust Note	11.71%	$224	$221
Tranche B Term Loan	4.08% (1)	30	30

Canadian Health Care Trust Notes:
Tranche A	7.38% (2)	83	85
Tranche B	9.21% (2)	24	24

Total Canadian Health Care Trust Notes		107	109

Mexican development banks credit facility due 2025	8.81% (3)	30	30

	Weighted Average
Other:
Capital lease obligations	9.95%	64	55
Other financial obligations	15.14%	51	46

Total other financial liabilities		115	101

Total financial liabilities payable within one year		$506	$491

	Maturity	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable After One Year:

		Effective
VEBA Trust Note	7/15/2023	11.71%	$4,491	$3,971
Tranche B Term Loan	5/24/2017	4.08% (1)	2,895	2,842
Secured Senior Notes due 2019	6/15/2019	8.21% (4)	1,500	1,486
Secured Senior Notes due 2021	6/15/2021	8.44% (5)	1,700	1,683

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.38% (2)	298	312
Tranche B	6/30/2024	9.21% (2)	402	411
Tranche C	6/30/2024	9.68% (6)	110	95

Total Canadian Health Care Trust Notes			810	818

Mexican development banks credit facilities:
Credit facility due 2021	12/23/2021	7.50% (7)	229	229
Credit facility due 2025	7/19/2025	8.81% (3)	318	318

Total Mexican development banks credit facilities			547	547

		Weighted Average
Other:
Capital lease obligations	2016-2020	11.04%	316	286
Other financial obligations	2015-2024	13.83%	191	177

Total other financial liabilities			507	463

Total financial liabilities payable after one year			12,450	11,810

Total			$12,956	$12,301

	2012
	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable Within One Year:

	Effective
VEBA Trust Note	11.71%	$159	$159
Tranche B Term Loan	6.46% (1)	30	30

Canadian Health Care Trust Notes:
Tranche A	7.98% (2)	79	79
Tranche B	9.21% (2)	23	23

Total Canadian Health Care Trust Notes		102	102

Mexican development banks credit facility due 2025	9.62% (3)	30	30

	Weighted Average
Other:
Capital lease obligations	11.50%	36	27
Other financial obligations	11.09%	115	108

Total other financial liabilities		151	135

Total financial liabilities payable within one year		$472	$456

	Maturity	Interest Rate	Face Value	Carrying Value
Financial Liabilities Payable After One Year:

		Effective
VEBA Trust Note	7/15/2023	11.71%	$4,715	$4,129
Tranche B Term Loan	5/24/2017	6.46% (1)	2,925	2,874
Secured Senior Notes due 2019	6/15/2019	8.21% (4)	1,500	1,484
Secured Senior Notes due 2021	6/15/2021	8.44% (5)	1,700	1,681

Canadian Health Care Trust Notes:
Tranche A	6/30/2017	7.98% (2)	402	426
Tranche B	6/30/2024	9.21% (2)	456	467
Tranche C	6/30/2024	9.68% (6)	109	92

Total Canadian Health Care Trust Notes			967	985

Mexican development banks credit facilities:
Credit facility due 2021	12/23/2021	8.54% (7)	231	231
Credit facility due 2025	7/19/2025	9.62% (3)	350	350

Total Mexican development banks credit facilities			581	581

		Weighted Average
Other:
Capital lease obligations	2014-2020	12.43%	251	214
Other financial obligations	2014-2024	13.43%	218	199

Total other financial liabilities			469	413

Total financial liabilities payable after one year			12,857	12,147

Total			$13,329	$12,603

(1)	Loan bears interest at LIBOR (subject to a 0.75 percent floor) + 2.75 percent and LIBOR (subject to a 1.25 percent floor) + 4.75 percent at December 31, 2013 and December 31, 2012, respectively. Commencing in July 2011, interest has been reset every three months. Stated interest rate as of December 31, 2013 and December 31, 2012 was 3.50 percent and 6.00 percent, respectively.
(2)	Note bears interest at a stated rate of 9.00 percent.
(3)	Represents the stated interest rate. Loan bears interest at the 28 day Interbank Equilibrium Interest Rate (“TIIE”) + 4.80 percent subject to a quarterly reset of TIIE.
(4)	Notes bear interest at a stated rate of 8.00 percent.
(5)	Notes bear interest at a stated rate of 8.25 percent.
(6)	Note bears interest at a stated rate of 7.50 percent.
(7)	Represents the stated interest rate. Loan bears interest at the 28 day TIIE + 3.70 percent subject to a monthly reset of TIIE.

Adjustments to Carrying Value of Debt

As of December 31, 2013, the carrying amounts of our financial obligations were net of fair value adjustments, discounts, premiums and loan origination fees totaling $655 million related to the following obligations (in millions of dollars):

VEBA Trust Note	$523
Tranche B Term Loan	53
Secured Senior Notes due 2019	14
Secured Senior Notes due 2021	17
Canadian Health Care Trust Notes	(10)
Liabilities from capital leases and other financial obligations	58

Total	$655

Aggregate Annual Contractual Maturities of Financial Liabilities

As of December 31, 2013, the aggregate annual contractual maturities of our financial liabilities at face value were as follows (in millions of dollars):

2014	$506
2015	516
2016	557
2017	3,442
2018	689
2019 and thereafter	7,246

Total	$12,956

Repayment of U.S. Treasury and Export Development Canada Credit Facilities

Payments were made as follows (in millions of dollars):

	Principal	Accrued Interest	Total Payment
U.S. Treasury first lien credit facilities:
Tranche B	$2,080 (1)	$22	$2,102
Tranche C	3,675 (2)	65	3,740
Zero Coupon Note	100	—	100

Total U.S Treasury first lien credit facilities	5,855	87	5,942
EDC credit facilities:
Tranche X	1,319	14	1,333
Tranche X-2	404	4	408

Total EDC credit facilities	1,723	18	1,741

Total U.S Treasury and EDC credit facilities	$7,578	$105	$7,683

(1)	Includes $80 million of PIK interest previously capitalized. The payment of PIK interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows.
(2)	Includes $315 million of PIK interest previously capitalized. The payment of PIK interest is included as a component of Net Cash Provided by Operating Activities in the accompanying Consolidated Statements of Cash Flows. In addition, as a result of the termination of the Ally MTA and in accordance with the U.S. Treasury first lien credit agreement, amounts outstanding under that agreement were reduced by $4 million, the amount of qualifying losses incurred by Ally through April 2011. Refer to Note 14, Commitments, Contingencies and Concentrations, for additional information related to the Ally MTA.